PRO FORMA FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
PRO FORMA FINANCIAL STATEMENTS
Note 11 - PRO FORMA FINANCIAL STATEMENTS	11. PRO FORMA FINANCIAL STATEMENTS None.